Segment reporting (Tables)	12 Months Ended
Sep. 30, 2022
Segment reporting
Schedule of revenue by major product categories
	For the Years Ended September 30,
	2022	2021	2020
Shiitake	$19,859,533	$20,494,362	$15,098,877
Mu Er	19,123,152	16,524,723	12,082,365
Cotton	47,950,345	-	-
Corn	10,778,197	1,796,006	-
Other products	1,502,152	474,860	1,182,721
Total	$99,213,379	$39,289,951	$28,363,963